Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
We have implemented an equity award grant policy that provides that the terms of equity awards are determined by our Board, compensation committee, or, with respect to employees other than our executive officers and certain other employees and subject to certain specified limitations, our equity award grant committee, which consists of our Chief Financial Officer, Chief Legal Officer and Chief People Officer. Grants of off-cycle equity awards are typically approved no later than the 22nd of a month and become effective on the approval date with the grants becoming effective on the same date as the equity award approval. Beginning in FY 2025, our annual equity awards granted under the equity award grant policy are typically approved no later than the 20th trading day following the trading day immediately after the day we have publicly announced our fourth quarter and fiscal year-end financial results. We do not time the grant of equity awards in relation to the release of material non-public information, and it is the intent of the equity award grant policy to specify the timing of effectiveness of equity awards in order to avoid such timing.

Award Timing Method	Grants of off-cycle equity awards are typically approved no later than the 22nd of a month and become effective on the approval date with the grants becoming effective on the same date as the equity award approval. Beginning in FY 2025, our annual equity awards granted under the equity award grant policy are typically approved no later than the 20th trading day following the trading day immediately after the day we have publicly announced our fourth quarter and fiscal year-end financial results.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the grant of equity awards in relation to the release of material non-public information, and it is the intent of the equity award grant policy to specify the timing of effectiveness of equity awards in order to avoid such timing.
MNPI Disclosure Timed for Compensation Value	false